Accounting Changes	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Accounting Changes
NOTE 2 ACCOUNTING CHANGES

Revenue Recognition In May 2014, the Financial Accounting Standards Board (“FASB”) issued accounting guidance, effective for the Company on January 1, 2017, related to revenue recognition from contracts with customers, which amends certain currently existing revenue recognition accounting guidance. The guidance allows for either retrospective application to all periods presented or a modified retrospective approach where the guidance would only be applied to existing contracts in effect at the adoption date and new contracts going forward. The Company is currently evaluating the impact of this guidance under the modified retrospective approach and expects the adoption will not be material to its financial statements.

Consolidation In February 2015, the FASB issued accounting guidance, effective for the Company on January 1, 2016, with early adoption permitted, related to the analysis required by organizations to evaluate whether they should consolidate certain legal entities. The Company does not expect the adoption of this guidance to have a material impact on its financial statements.